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                         MORGAN STANLEY REAL ESTATE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                                  March 4, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Morgan Stanley Real Estate Fund
    File Number - 333-68077
    Rule 497(j) filing


Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 2004.

                                              Very truly yours,
                                              /s/ Sheldon Winicour
                                              --------------------
                                              Sheldon Winicour
                                              Assistant Secretary

cc: Larry Greene
    Barry Fink